SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
a.	General and administrative:

	Year ended December 31,
	2014	2013

Payroll, office and related	$945	$1,517
Legal and professional fees	1,103	1,342
Stock-based compensation	1,215	2,389
Issuance of Common Stock and warrants to service provider	-	1,011
Other	377	37

Total General and administrative	$3,640	$6,296

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
FINANCIAL EXPENSES (INCOME), NET

	Six months ended
	June 30,
	2015	2014
	Unaudited

Bank charges	$4	$7
Foreign currency translation adjustments	(27)	9
Issuance cost related to warrants to investors and service provider	-	489
Change in fair value of warrants	376	(538)

Total Financial expenses (income), net	$353	$(33)

b.	Financial expenses, net:

	Year ended December 31,
	2014	2013

Bank charges	$23	$21
Foreign currency adjustments losses	33	55
Issuance cost related to warrants to investors and service provider	533	-
Incremental value to the February 2014 Investors that resulted from Exchange Agreement	3,124	-
Change in the fair value of warrants	(2,194)	293

Total Financial expenses, net	$1,519	$369